COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Liability related to settlement of OCS grants (See note 11a)			$ 15,886
Accrued royalties to the OCS		250
Royalty expense			15,886
Lease period	5 years
Monthly rental expenses	155
Rent expense	3,155	3,273	2,345
Research and development grants [Member]
Commitments and Contingencies [Line Items]
Royalty expense, percentage of net sales	3.50%
Royalty expense, percentage of grants	100.00%
Royalty expense	$ 0	$ 250	$ 17,703